Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantee to Related party, Bank Beneficiary
Related Parties	Type	Currency	Guarantee Balance	Maturity Date
Zhejiang Leiya Technology Co., Ltd.	Pledge	RMB	25,750,000	Jun 09, 2026